Supplemental Cash Flow Information - Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 685,331	$ 480,080	$ 309,857	$ 108,977
Restricted cash – current (1)	3,673	691	3,714	2,227
Restricted cash – non-current (2)	0	0	3,135	3,135
Disposal Group, Including Discontinued Operation, Cash	0	0	0	101,190
Disposal Group, Including Discontinued Operation, Restricted Cash, Current	0	0	0	11,888
Disposal Group, Including Discontinued Operation, Restricted Cash - Non-Current	0	0	0	38,103
Total cash, cash equivalents and restricted cash	$ 689,004	$ 480,771	$ 316,706	$ 265,520